Financial Instruments - Summary of Earnings Before Tax Due To Weakening of Foreign Currency (Detail) - CAD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
USD
Impact Of Earnings Before Tax Due To Weakening Of Foreign Currency [Line Items]
Earnings before income taxes	$ 706	$ 1,776
AUD
Impact Of Earnings Before Tax Due To Weakening Of Foreign Currency [Line Items]
Earnings before income taxes	(82)	(90)
BRL
Impact Of Earnings Before Tax Due To Weakening Of Foreign Currency [Line Items]
Earnings before income taxes	$ 67	$ 167